Employee Benefits (Summary of Employee Benefit Plans Expenses) (Details) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2025	Jan. 31, 2024
Disclosure of defined benefit plans [line items]
Defined Benefit Plan Expenses	$ 326	$ 282
Principal Pension Plans [Member]
Disclosure of defined benefit plans [line items]
Service cost - benefits earned	69	54
Net interest cost (income) on net defined benefit liability (asset)	(12)	(20)
Interest cost on asset limitation and minimum funding requirement	0	3
Defined benefit administrative expenses	3	2
Defined Benefit Plan Expenses	60	39
Principal post retirement benefit plan [Member]
Disclosure of defined benefit plans [line items]
Service cost - benefits earned	2	1
Net interest cost (income) on net defined benefit liability (asset)	4	5
Interest cost on asset limitation and minimum funding requirement	0	0
Defined benefit administrative expenses	0	0
Defined Benefit Plan Expenses	6	6
Other pension and post retirement benefit plans [Member]
Disclosure of defined benefit plans [line items]
Service cost - benefits earned	5	4
Net interest cost (income) on net defined benefit liability (asset)	6	6
Interest cost on asset limitation and minimum funding requirement	0	1
Defined benefit administrative expenses	1	1
Defined Benefit Plan Expenses	$ 12	$ 12